Share-Based Compensation - Summary of Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Balance, beginning of period | shares	2,007,927
Granted | shares	59,315
Vested | shares	(441,944)
Forfeited | shares	(242,378)
Balance, end of period | shares	1,382,920
Unvested, beginning of period | $ / shares	$ 33.94
Granted during the period | $ / shares	26.14
Vested | $ / shares	22.77
Forfeited | $ / shares	41.49
Unvested, end of period | $ / shares	$ 35.86
Weighted average remaining term	2 years 1 month 17 days